Events subsequent to the balance sheet date	12 Months Ended
Dec. 31, 2017
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Events subsequent to the balance sheet date
28	Events subsequent to the balance sheet date

On March 16, 2018 we entered into a €225.0 million unsecured subordinated revolving facility agreement (the “2018 Subordinated Revolving Facility Agreement”) by and among InterXion Holding N.V. (the “Company”), ABN AMRO Bank N.V. and Bank of America Merrill Lynch International Limited as arrangers and original lenders thereunder and ABN AMRO Bank N.V. as agent.

The 2018 Subordinated Revolving Facility Agreement has an initial maturity date of December 31, 2018, with the Company having the option to extend the maturity date up to and including December 31, 2019 in accordance with the terms of the 2018 Subordinated Revolving Facility Agreement. The 2018 Subordinated Revolving Facility Agreement initially bears interest at an annual rate equal to EURIBOR (subject to a zero percent floor) plus a margin of 3.00% per annum from the date of the 2018 Subordinated Revolving Facility Agreement, subject to a margin ratchet pursuant to which the margin may increase thereafter on certain specified dates and subject to a maximum margin of 4.50% per annum.

The Company also received, on March 1, 2018, the requisite consents from lenders under its 2017 Senior Secured Revolving Facility Agreement in relation to entering into the 2018 Subordinated Revolving Facility Agreement.

On February 20, 2018, the Company received the requisite consents from lenders under its 2013 Super Senior Revolving Senior Revolving Facility Agreement to waive, from the date of such consent becoming effective and up to, and including, May 1, 2018, the undertaking requiring certain material subsidiaries of the Company to accede to the 2013 Super Senior Revolving Facility Agreement as additional guarantors and, for the same period, to reduce the guarantor coverage threshold as a percentage of the group’s consolidated adjusted EBITDA (as more fully set out in the 2013 Super Senior Revolving Facility Agreement) from 85% to 80%. On April 19, 2018, the Company received the requisite consents from lenders under its 2013 Super Senior Revolving Facility Agreement to extend the foregoing waivers, up to, and including, July 31, 2018

On February 19, 2018 the Company also received the requisite consents from lenders under its 2017 Senior Secured Revolving Facility Agreement to extend the date by which certain subsidiaries of the Company are required to accede to the 2017 Senior Secured Revolving Facility Agreement as guarantors to April 30, 2018. On April 20, 2018, the Company received the requisite consents from lenders under its 2017 Senior Secured Revolving Facility Agreement to extend the foregoing waivers, up to, and including, July 31, 2018.